Share Based Payment (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 15, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Based Payment [Line Items]
Issued and outstanding ordinary shares percentage	100.00%
Grant date fair value compensation expense	$ 2,800
Utilized projected gold price	$ 2,250
Weighted average cost of capital percentage	21.00%
Administrative expenses		$ 23,403	$ 20,101	$ 8,992
Total shareholder return measurement period		2 years
Performance stock received ordinary share (in Shares)		1
Total share-based payment expense		$ 236	2,834
Restricted share units current amount		$ 23,784
Bottom of range [member]
Share Based Payment [Line Items]
Percentage of performance outcomes		0.00%
Top of range [member]
Share Based Payment [Line Items]
Percentage of performance outcomes		200.00%
Mazowe Mines [Member]
Share Based Payment [Line Items]
Administrative expenses			$ 2,800
Non-Executive Directors [Member]
Share Based Payment [Line Items]
Total share-based payment expense		$ 197,388
RSU [Member]
Share Based Payment [Line Items]
Issuance of share (in Shares)		1
RSU [Member]
Share Based Payment [Line Items]
Grant-date share price (in Dollars per share)		$ 3.26